Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB HIGH INCOME FUND INC
Entity Central Index Key	0000915845
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000027601
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class A
Trading Symbol	AGDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[1]
AssetsNet	$ 3,085,887,460
Holdings Count | Holding	1,044
Advisory Fees Paid, Amount	$ 7,512,843
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

C000068506
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Advisor Class
Trading Symbol	AGDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[2]
AssetsNet	$ 3,085,887,460
Holdings Count | Holding	1,044
Advisory Fees Paid, Amount	$ 7,512,843
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

C000027603
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class C
Trading Symbol	AGDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%	[3]
AssetsNet	$ 3,085,887,460
Holdings Count | Holding	1,044
Advisory Fees Paid, Amount	$ 7,512,843
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

C000068509
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class I
Trading Symbol	AGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 3,085,887,460
Holdings Count | Holding	1,044
Advisory Fees Paid, Amount	$ 7,512,843
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

C000135461
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class Z
Trading Symbol	AGDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[5]
AssetsNet	$ 3,085,887,460
Holdings Count | Holding	1,044
Advisory Fees Paid, Amount	$ 7,512,843
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,085,887,460
# of Portfolio Holdings	1,044
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$7,512,843

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Non-Investment Grade	62.7%
Corporates - Investment Grade	13.6%
Bank Loans	6.7%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.3%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Quasi-Sovereigns	0.8%
Asset-Backed Securities	0.7%
Common Stocks	0.5%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Collateralized Mortgage Obligations	0.4%
Others	0.9%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	67.6%
Canada	3.4%
United Kingdom	3.1%
France	2.1%
Italy	1.5%
Brazil	1.4%
Colombia	1.4%
Mexico	1.1%
Germany	1.0%
India	0.9%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	11.7%
Short-Term Investments	2.0%
Other assets less liabilities	0.1%
Total	100.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized